BRIDGE FINANCING AND PRIMARY FINANCING - General Information (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Class of Warrant or Right [Line Items]
Warrants, term	5 years
Bridge Warrants, Common Stock
Class of Warrant or Right [Line Items]
Warrants, term			5 years
Warrants, number of securities called by warrants (in shares)		99,074
Warrants, exercise price of the three lowest weighted-average prices of post-merger ordinary shares, threshold, percentage (as a percent)	85.00%
Bridge Warrants, Common Stock, First Closing
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)	39,630
Warrant liability	$ 1.6
Bridge Warrants, Common Stock, Second and Third Closings
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)	59,444
Warrant liability	$ 2.2